Purchase price Allocation to Assets Acquired and Liabilities Assumed, Nanjing Jiangchen Science &Technology Company (Detail) (Jiangchen, USD $) In Thousands, unless otherwise specified	1 Months Ended
Apr. 01, 2012
Business Acquisition [Line Items]
Non-current assets	$ 63
Goodwill	1,536
Deferred tax liabilities	(304)
Total consideration	3,201
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	1,572
Estimated useful lives	6 years
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	302
Estimated useful lives	1 year 3 months
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 32
Estimated useful lives	3 years